UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-10103

Satuit Capital Management Trust

(Exact name of registrant as specified in charter)

3547 Meeks Farm Road   Suite A2,  Johns Island, SC   29455

(Address of principal executive offices) (Zip code)

Thomas R. Westle

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

(Name and address of agent for service)

Registrant's telephone number, including area code: (843) 557-1300

Date of fiscal year end:   October 31

Date of reporting period: January 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Satuit Capital MicroCap Fund
	Schedule of Investments
	January 31, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 76.53%

Calculating & Accounting Machines - 1.18%
47,400	Verifone Holdings, Inc. *	$ 843,246

Chemicals & Allied Products - 0.10%
5,200	KMG Chemicals, Inc.	71,500

Computer Communications Equipment - 2.18%
73,300	Acme Packet, Inc. *	758,655
83,000	Digi International, Inc. *	796,800
		1,555,455
Crude Petroleum & Natural Gas - 2.06%
67,500	Georgesources, Inc. *	862,650
57,600	GMX Resources, Inc. *	609,984
		1,472,634
Drilling Oil & Gas Wells - 1.08%
69,600	Northern Oil & Gas, Inc. *	769,080

Electric Housewares & Fans - 1.33%
40,200	Helen of Troy Ltd. *	947,514

Electric Lighting & Wiring Equipment - 0.50%
60,000	LSI Industries, Inc.	357,600

Electromedical & Electrotherapeutic Apparatus - 2.14%
42,200	Cybertronics, Inc. *	790,828
262,300	Healthronics, Inc. *	737,063
		1,527,891
Electronic Computers - 1.43%
82,300	Super Micro Computer, Inc. *	1,019,697

Finance Services - 0.99%
35,625	Life Partners Holding, Inc.	708,225

Fire, Marine & Casualty Insurance - 4.47%
20,998	American Physicians Service Group, Inc. *	481,064
37,800	Amerisafe, Inc. *	653,940
72,400	AmTrust Financial Services	866,628
87,100	Maiden Holdings Ltd.	591,409
27,100	Tower Group, Inc.	598,910
		3,191,951
Food & Kindred Products - 1.01%
130,000	Smart Balance, Inc. *	722,800

Footwear - 0.98%
17,500	Steven Madden Ltd. *	702,450

General Industrial Machinery & Equipment - 0.86%
38,600	Graham Corp.	612,968

Heavy Construction Other Than Building Construction - Contractors - 1.72%
115,000	Great Lakes Dredge & Dock Co.	679,650
29,000	Orion Marine Group, Inc. *	548,970
		1,228,620
Investment Advice - 0.95%
75,800	Epoch Holding Corp.	679,168

Measuring & Controlling Devices - 1.31%
78,600	Measurement Specialties, Inc. *	936,912

Miscellaneous Manufacturing Industries - 1.06%
85,400	Shuffle Master, Inc. *	759,206

Miscellaneous Primary Metal Products - 0.81%
35,400	Dynamic Materials Co.	580,914

Motor Vehicle Parts & Accessories - 1.91%
87,000	Amerigon, Inc. *	709,050
18,300	Fuel Systems Solutions, Inc. *	652,212
		1,361,262
National Commerical Banks - 0.71%
50,000	Pacific Continental Corp.	507,500

Oil & Gas Field Exploration Services - 1.68%
290,000	Kodiak Oil & Gas Corp. *	684,400
128,220	TGC Industries, Inc. *	514,162
		1,198,562
Oil & Gas Field Machinery & Equipment - 1.08%
498,900	Boots & Coots International Well Control, Inc. *	768,306

Oil & Gas Field Services, NEC - 0.94%
103,100	North American Energy Partners, Inc. *	671,181

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.07%
56,400	Medical Action Industries, Inc. *	765,348

Paper Mills - 0.25%
9,500	Orchids Paper Products Co. *	175,085

Pharmaceutical Preparations - 1.02%
370,700	Neptune Technologies & Bioresources, Inc. *	730,279

Railroads, Line-Haul Operating - 0.88%
54,800	Providence & Worcester Railroad Co.	630,754

Retail-Auto Dealers & Gasoline Stations - 1.00%
75,000	Sonic Automotive, Inc. *	716,250

Retail-Catalog & Mail-Order Houses - 0.99%
138,900	PC Mall, Inc. *	709,779

Retail-Drug Stores & Proprietary Stores - 0.96%
94,300	Bioscrip, Inc. *	685,561

Retail-Eating & Drinking Places - 1.39%
89,300	Rick's Cabaret International, Inc. *	994,802

Retail-Eating Places - 0.41%
35,634	AFC Enterprises, Inc. *	292,199

Retail-Shoe Stores - 3.26%
69,500	Finish Line, Inc. Class-A	770,755
27,300	Genesco, Inc. *	643,734
50,000	Shoe Carnival, Inc. *	913,500
		2,327,989
Security Brokers, Dealers & Flotation Companies - 2.20%
120,200	FBR Capital Markets Corp. *	733,220
197,600	Rodman & Renshaw Capital Group, Inc. *	833,872
		1,567,092
Semiconductors & Related Devices - 4.82%
164,400	GSI Technology, Inc. *	733,224
15,700	Netlogic Microsystems, Inc. *	643,072
16,000	NVE Corp. *	667,200
67,500	Techwell, Inc. *	729,675
34,300	Volterra Semiconductor Corp. *	668,507
		3,441,678
Services-Automotive Repair, Services & Parking - 1.01%
21,000	Monro Muffler Brake, Inc.	718,620

Services-Business Services, NEC - 2.99%
153,900	Health Grades, Inc. *	667,926
91,200	Powersecure International, Inc. *	600,096
24,000	Telvent Git S.A. *	864,480
		2,132,502
Services-Computer Integrated Systems Design - 3.60%
174,700	Datalink Corp. *	800,126
32,500	NCI, Inc. Class-A*	968,500
69,000	Radiant Systems, Inc. *	796,950
		2,565,576
Services-Computer Processing & Data Preparation - 0.82%
97,700	S1 Corp. *	584,246

Services-Engineering Services - 0.86%
103,800	Hill International, Inc. *	612,420

Services-Management Consulting - 1.46%
16,100	Huron Consulting Group, Inc. *	383,824
77,300	NIC, Inc. *	655,504
		1,039,328
Services-Management Services - 0.51%
11,300	Advisory Board Co. *	364,877

Services-Medical Laboratories - 2.03%
21,200	Bio-Reference Laboratories, Inc. *	801,360
19,800	Genoptix, Inc. *	644,688
		1,446,048
Services-Miscellaneous Repair Services - 0.93%
37,400	Team, Inc. *	667,216

Services-Prepackaged Software - 3.19%
130,000	Clicksoftware Technologies Ltd. *	869,700
160,600	Paragon Shipping, Inc. Class-A	703,428
80,600	Telecommunication Systems, Inc. *	706,056
		2,279,184
Services-Skilled Nursing Care - 0.41%
33,800	Sun Healthcare Group, Inc. *	295,412

State Commercial Banks - 1.74%
27,500	Bryan Mawr Bank Corp.	440,275
32,000	Tower Bancorp, Inc.	803,840
		1,244,115
Steel & Iron - 1.16%
168,700	Metalico, Inc. *	831,691

Surgical & Medical Instruments & Apparatus - 0.89%
32,800	Cantel Medical Corp. *	632,384

Trucking - 1.56%
72,900	Celadon Group, Inc. *	715,878
33,000	Saia, Inc. *	396,000
		1,111,878
Wholesale-Computers & Peripheral Equipment & Software - 0.80%
103,000	Inx, Inc. *	568,560

Wholesale-Metals Service Center - 0.72%
19,000	L.B. Foster Co. Class-A *	512,620

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 1.12%
10,250	American Science & Engineering, Inc.	795,810

TOTAL FOR COMMON STOCKS (Cost $47,031,035) - 76.53%		$ 54,633,945

REAL ESTATE INVESTMENT TRUST - 1.11%
150,000	Resource Capital Corp.	$ 792,000

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $680,559) - 1.11%		$ 792,000

SHORT TERM INVESTMENTS - 23.52%
16,791,421	U.S. Bank Repurchase Agreement, 0.01%, dated 01/31/2010,	16,791,421
	due 02/01/2010 repurchase price $16,791,421, collateralized by U.S. Treasury Bonds with a market value of $17,127,409,
	yield of 4.50%, and maturity date of 09/01/2018

TOTAL INVESTMENTS (Cost $64,503,015) - 101.16%		$ 72,217,366

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.16%)		(826,391)

NET ASSETS - 100.00%		$ 71,390,975

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at January 31, 2010.

NOTES TO FINANCIAL STATEMENTS
Satuit Capital MicroCap Fund
1. SECURITY TRANSACTIONS

At January 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $64,503,015 amounted to $7,714350, which consisted of aggregate gross unrealized appreciation of $9,824,936 and aggregate gross unrealized depreciation of $2,110,586.

2. SECURITY VALUATION

The Fund's securities are recorded at their estimated fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the “Board”)   believes accurately reflects fair value.  A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of January 31, 2010:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2010:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$54,633,945	$0	$0	$54,633,945
Real Estate Investment Trust	$792,000	$0	$0	$792,000
Convertible Bonds	$0	$0	$0	$0
Repurchase Agreement	$16,791,421	$0	$0	$16,791,421
Total	$72,217,366	$0	$0	$72,217,366

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Satuit Capital Management Trust

By /s/Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer

Date March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer

Date March 29, 2010